Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment	. MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties(a)	Plant and equipment	Construction- in-progress(b)	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2020	$1,372,327	$644,061	$35,642	$13,750	$2,065,780
Acquired in Premier Acquisition (note 5(c))	468,315	72,018	—	36,470	576,803
Investment in Greenstone (note 5(d))	57,739	42	—	1,297	59,078
Additions(1)	168,231	144,213	142,869	—	455,313
Reclassified to assets held for sale (note 5(a))	(134,783)	(73,915)	—	—	(208,698)
Transfers	(5,438)	5,438	—	—	—
Disposals and write-downs	(6,285)	(125,565)	—	—	(131,850)
Change in reclamation and closure cost asset	(16,608)	—	—	—	(16,608)
Foreign currency translation	(4,520)	(49)	(613)	(93)	(5,275)
Balance – December 31, 2021	1,898,978	666,243	177,898	51,424	2,794,543
Additions(1)	169,562	105,010	367,605	—	642,177
Transfers	79,081	68,016	(147,097)	—	—
Disposals and write-downs	(22,368)	(17,797)	—	—	(40,165)
Change in reclamation and closure cost asset	(7,439)	—	—	(50)	(7,489)
Foreign currency translation	(25,670)	(941)	(16,068)	(577)	(43,256)
Balance – December 31, 2022	$2,092,144	$820,531	$382,338	$50,797	$3,345,810

Accumulated depreciation and depletion
Balance – December 31, 2020	$90,734	$116,323	$—	$—	$207,057
Depreciation and depletion	115,778	111,470	—	—	227,248
Reclassified to assets held for sale (note 5(a))	(15,586)	(9,975)	—	—	(25,561)
Transfers	(2,720)	2,720	—	—	—
Disposals	(5,204)	(106,907)	—	—	(112,111)
Foreign currency translation	—	(9)	—	—	(9)
Balance – December 31, 2021	183,002	113,622	—	—	296,624
Depreciation and depletion	135,062	78,902	—	—	213,964
Disposals	(496)	(4,489)	—	—	(4,985)
Foreign currency translation	—	(292)	—	—	(292)
Balance – December 31, 2022	$317,568	$187,743	$—	$—	$505,311
Net book value
At December 31, 2021	$1,715,976	$552,621	$177,898	$51,424	$2,497,919
At December 31, 2022	$1,774,576	$632,788	$382,338	$50,797	$2,840,499
(1)Included in additions for the year ended December 31, 2022 are the following non-cash additions: $12.6 million (2021 – $51.6 million) in additions to right-of-use assets included in plant and equipment, $4.1 million and $5.1 million (2021 – $12.1 million and $1.7 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively, and $12.9 million (2021 – $1.6 million) of borrowing costs incurred capitalized to construction-in-progress.
9.    MINERAL PROPERTIES, PLANT AND EQUIPMENT (CONTINUED)
(a)Non-depletable mineral properties
Mineral properties at December 31, 2022 includes $434.8 million (2021 – $459.0 million) relating to mineral properties at Los Filos and Greenstone which are currently not subject to depletion. At December 31, 2021, mineral properties also included $51.7 million relating to mineral properties at Santa Luz which were not subject to depletion (note 9(b)).
(b)Construction-in-progress
During the year ended December 31, 2022, the Company capitalized $47.9 million and $318.7 million of costs incurred at Santa Luz and Greenstone, respectively (2021 – $70.1 million, $66.4 million and $5.5 million of costs incurred at Santa Luz, Greenstone and Los Filos, respectively) to construction-in-progress.
On September 30, 2022, based on the level of production achieved, the Company assessed and determined that Santa Luz was operating as intended by management. Accordingly, the capitalized development and construction costs of $123.5 million on such date were reclassified from construction-in-progress to mineral properties and plant and equipment in the amount of $56.6 million and $66.9 million, respectively. Depreciation and depletion of total mineral properties of $107.5 million and plant and equipment of $165.4 million at Santa Luz commenced on October 1, 2022.
(c)Impairment
The Company reviews the carrying amounts of its mineral properties, plant and equipment at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated. This review is generally performed on a property-by-property basis with each property representing a CGU.
On October 19, 2022, the Company released a Feasibility Study for Los Filos with an effective date of June 30, 2022, which considered continued development of the Bermejal underground deposit and the construction of a carbon-in-leach processing plant that would extend Los Filos’ mine life. As the net present value of the Feasibility Study was less than the carrying value of the Los Filos CGU, management concluded that the difference was an indicator of impairment. As a result, the Company determined the recoverable amount of the Los Filos CGU as at September 30, 2022. The recoverable amount, being its FVLCOD, was calculated based on a discounted cash flow model for mineral reserves using a discount rate of 7.5% and an in-situ value for unmodelled mineral resources (Level 3 fair value). Significant assumptions used in the determination of the recoverable amount included future metal prices, production based on current estimates of mineral reserves, future operating and capital expenditures, discount rate, and the in-situ value for unmodelled mineral resources based on comparable market transactions. The discounted cash flow model used long-term gold and silver prices of $1,650 per ounce and $21.50 per ounce, respectively.
The Company determined that the recoverable amount of the Los Filos CGU at September 30, 2022 was more than the carrying amount and that no impairment loss was required to be recognized.
(d)Royalty arrangements
Certain of the Company’s mineral properties are subject to royalty arrangements based on their NSRs, gross revenues and other measures. At December 31, 2022, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Mesquite	Weighted average LOM NSR of 2%
Castle Mountain	2.65% NSR; 5% of gross revenues for the South Domes area
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenues
Aurizona	1.5% of gross revenues; 3-5% sliding scale NSR based on gold price
Fazenda	1.5% of gross revenues
RDM	1% of gross revenues
Santa Luz	1.375% of gross revenues; 1.5% of gross revenues; 2% of gross revenues for the CBPM area of C1 deposit
Greenstone	3% NSR